Additional Information to the Statements of Comprehensive Loss (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cost of revenues	$ 5,129	$ 3,589	$ 2,595
Sales [Member]
Statement Line Items [Line Items]
Cost of revenues	2,473	1,666	1,112
Lease [Member]
Statement Line Items [Line Items]
Cost of revenues	$ 2,656	$ 1,923	$ 1,483